Loans and Borrowings (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 13, 2023	Sep. 27, 2023	Aug. 18, 2023	Jul. 25, 2023	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Mar. 15, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 LSL (M)
Loans and Borrowings (Details) [Line Items]
Short term loan												$ 6,582,980
Unpaid interest													$ 9,068
Payable of wrote down
Short term loans							$ 551,399	€ 500,000	$ 48,666	€ 45,000	€ 25,000
Interest rate, percentage	1.00%		18.00%	18.00%	18.00%	1.25%	4.00%	4.00%	1.00%	1.00%
Accounts payable	$ 3,439,527	3,414,582
Bears interest, percentage	0.75%
Interest expense	$ 14,638
Accrued interest	96,475	30,224
Short Term Loan One [Member]
Loans and Borrowings (Details) [Line Items]
Short term loan	$ 135,226
Borrowing term	30 days
Payable of wrote down
Short Term Loan Two [Member]
Loans and Borrowings (Details) [Line Items]
Short term loan	$ 190,444
Payable of wrote down
Remaining balance													174,840
Short Term Loan Three [Member]
Loans and Borrowings (Details) [Line Items]
Short term loan													258,900	M 4,000,000
Remaining balance													$ 248,293
Short Term Bank Loans [Member]
Loans and Borrowings (Details) [Line Items]
Short term loans	$ 875,016	772,955
Interest rate, percentage	3.00%
Long Term Loans [Member]
Loans and Borrowings (Details) [Line Items]
Short term loans	$ 2,497,155	2,632,103
Interest rate, percentage	3.00%
Bank Loan [Member]
Loans and Borrowings (Details) [Line Items]
Short term loans		30,224
Other Loans [Member]
Loans and Borrowings (Details) [Line Items]
Short term loans	$ 77,450
Bears interest, percentage	18.00%
Interest expense	$ 2,436
Accrued interest	53,021
Loan [Member]
Loans and Borrowings (Details) [Line Items]
Short term loans	65,507
Director [Member]
Loans and Borrowings (Details) [Line Items]
Short term loans	49,192
Director [Member] | Other Loans [Member]
Loans and Borrowings (Details) [Line Items]
Short term loans	67,000
Arm’s Length [Member]
Loans and Borrowings (Details) [Line Items]
Short term loans	$ 86,880
Bears interest, percentage	7.00%
Interest expense	$ 138
Accrued interest	65,820
Arm’s Length [Member] | Other Loans [Member]
Loans and Borrowings (Details) [Line Items]
Short term loans	$ 105,000
Bears interest, percentage	18.00%
Interest expense	$ 4,047
Accrued interest	$ 83,325